Earnings Per Share - Antidilutive Shares (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential stock excluded from the computation of diluted loss per share (in shares)	194	143	370
Redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential stock excluded from the computation of diluted loss per share (in shares)	0	0	290
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential stock excluded from the computation of diluted loss per share (in shares)	65	82	77
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential stock excluded from the computation of diluted loss per share (in shares)	103	35	3
Derivative | Public warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential stock excluded from the computation of diluted loss per share (in shares)	12	12	0
Derivative | Private placement warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential stock excluded from the computation of diluted loss per share (in shares)	9	9	0
Derivative | Earnout shares liability
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential stock excluded from the computation of diluted loss per share (in shares)	5	5	0